Shareholder Report, Line Graph (Details) 193907_Innovator S-P Investment Grade Preferred ETF_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	May 23, 2016	Oct. 31, 2025
Innovator S&P Investment Grade Preferred ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Innovator S&P Investment Grade Preferred ETF NAV
Accumulated Value	$ 12,048	$ 9,846	$ 9,978	$ 12,836	$ 12,113	$ 11,532	$ 10,228	$ 10,346	$ 10,059	$ 10,000	$ 11,875
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	32,335	23,428	21,271	24,911	17,431	15,888	13,897	12,946	10,471	10,000	$ 39,272
S&P U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P U.S. Aggregate Bond Index
Accumulated Value	11,199	10,167	10,063	11,772	11,793	11,127	10,053	10,238	10,143	10,000	$ 11,882
S&P U.S. High Quality Preferred Stock Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P U.S. High Quality Preferred Stock Index TR
Accumulated Value	$ 12,498	$ 10,183	$ 10,287	$ 13,201	$ 12,405	$ 11,763	$ 10,389	$ 10,452	$ 10,093	$ 10,000	$ 11,895